Financial Instruments - Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities (Detail) - Liquidity risk [member] - TRY (₺)
₺ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
6 months or less [member]
Disclosure of Risks [Line Items]
Financial liabilities	₺ (5,868,078)	₺ (4,911,002)
6 months or less [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities		(1,123)
6 months or less [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(3,275,230)	(1,332,478)
6 months or less [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [Line Items]
Financial liabilities	(18)	(70)
6 months or less [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [Line Items]
Financial liabilities	(54,221)	(298,767)
6 months or less [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,548,365)	(3,266,123)
6 months or less [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [Line Items]
Financial liabilities	(6,980)	(11,201)
6 months or less [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [Line Items]
Financial liabilities	18,982	46
6 months or less [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [Line Items]
Financial liabilities	1,471,106	28,059
6 months or less [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [Line Items]
Financial liabilities	(1,452,124)	(28,013)
6 months or less [member] | Derivative financial liabilities [member] | Currency forward contracts [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,246)	(1,286)
6 months or less [member] | Derivative financial liabilities [member] | Currency forward contracts buy option [member]
Disclosure of Risks [Line Items]
Financial liabilities	190,185	105,826
6 months or less [member] | Derivative financial liabilities [member] | Currency forward contracts sell option [member]
Disclosure of Risks [Line Items]
Financial liabilities	(192,431)	(107,112)
6-12 months [member]
Disclosure of Risks [Line Items]
Financial liabilities	(1,028,404)	(1,388,003)
6-12 months [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(1,117)	(1,077)
6-12 months [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(955,637)	(1,330,322)
6-12 months [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [Line Items]
Financial liabilities	(17,429)	(7,837)
6-12 months [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [Line Items]
Financial liabilities	(54,221)	(48,767)
1-2 years [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,698,637)	(1,539,988)
1-2 years [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,045)	(2,015)
1-2 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,575,807)	(1,433,790)
1-2 years [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [Line Items]
Financial liabilities	(16,789)	(6,648)
1-2 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [Line Items]
Financial liabilities	(108,442)	(97,535)
1-2 years [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [Line Items]
Financial liabilities	4,446
1-2 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [Line Items]
Financial liabilities	367,448
1-2 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [Line Items]
Financial liabilities	(363,002)
2-5 years [member]
Disclosure of Risks [Line Items]
Financial liabilities	(3,779,212)	(3,855,546)
2-5 years [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(1,849)	(3,476)
2-5 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(3,035,914)	(3,187,687)
2-5 years [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [Line Items]
Financial liabilities	(38,933)	(19,859)
2-5 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [Line Items]
Financial liabilities	(325,326)	(292,604)
2-5 years [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [Line Items]
Financial liabilities	(377,190)	(351,920)
More than 5 years [member]
Disclosure of Risks [Line Items]
Financial liabilities	(3,523,786)	(3,280,876)
More than 5 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(1,252,109)	(1,174,624)
More than 5 years [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [Line Items]
Financial liabilities	(60,401)	(19,859)
More than 5 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,211,276)	(2,086,393)
Cost [member]
Disclosure of Risks [Line Items]
Financial liabilities	15,504,080	13,370,554
Cost [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	4,390	5,634
Cost [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	10,533,518	7,804,758
Cost [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [Line Items]
Financial liabilities	122,720	48,114
Cost [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [Line Items]
Financial liabilities	1,875,521	1,922,656
Cost [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [Line Items]
Financial liabilities	2,527,152	3,241,403
Cost [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [Line Items]
Financial liabilities	6,980	11,201
Cost [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [Line Items]
Financial liabilities	323,691	295,062
Cost [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [Line Items]
Financial liabilities	107,862	40,440
Cost [member] | Derivative financial liabilities [member] | Currency forward contracts [member]
Disclosure of Risks [Line Items]
Financial liabilities	2,246	1,286
Contractual cash flows [member]
Disclosure of Risks [Line Items]
Financial liabilities	(16,898,117)	(14,975,415)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(5,011)	(7,691)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [Line Items]
Financial liabilities	(11,094,697)	(8,458,901)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [Line Items]
Financial liabilities	(133,570)	(54,273)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,753,486)	(2,824,066)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,548,365)	(3,266,123)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [Line Items]
Financial liabilities	(6,980)	(11,201)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [Line Items]
Financial liabilities	(377,190)	(351,920)
Contractual cash flows [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [Line Items]
Financial liabilities	23,428	46
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [Line Items]
Financial liabilities	1,838,554	28,059
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [Line Items]
Financial liabilities	(1,815,126)	(28,013)
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency forward contracts [member]
Disclosure of Risks [Line Items]
Financial liabilities	(2,246)	(1,286)
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency forward contracts buy option [member]
Disclosure of Risks [Line Items]
Financial liabilities	190,185	105,826
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency forward contracts sell option [member]
Disclosure of Risks [Line Items]
Financial liabilities	₺ (192,431)	₺ (107,112)